Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provisions and other liabilities [abstract]
Disclosure of other provisions [table text block]
(in USD million)
Asset retirement
obligations
Claims and
litigations
Other
provisions and
liabilities Total
Non-current portion at 31 December 2020 before

restatement
17,200 96 2,436 19,731
Impact of ARO policy change
2,837 - - 2,837
Non-current portion at 31 December 2020 after restatement
20,037 96 2,436 22,568
Current portion at 31 December 2020 reported

as Trade, other payables and
provisions 92 958 1,600 2,649
Provisions and other liabilities at 31 December 2020
20,128 1,053 4,035 25,216
New or increased provisions and other liabilities
602 30 352 984
Change in estimates
(1,097) (58) (141) (1,296)
Amounts charged against provisions and other liabilities
(125) (870) (524) (1,519)
Effects of change in the discount rate
(1,610) - (13) (1,623)
Reduction due to divestments
(359) - - (359)
Accretion expenses
423 - 29 452
Reclassification and transfer
(74) - 298 224
Foreign currency translation effects
(471) - (5) (476)
Provisions and other liabilities at 31 December 2021
17,417 155 4,031 21,603
Non-current portion at 31 December 2021
17,279 81 2,539 19,899
Current portion at 31 December 2021 reported

as Trade, other payables and
provisions 138 73 1,493 1,704

Other provisions maturity [table text block]
Expected timing of cash outflows
(in USD million)
Asset retirement
obligations
Other
provisions and
liabilities, including
claims and litigations Total
2022 - 2026 1,180 3,014 4,194
2027 - 2031 1,597 299 1,896
2032 - 2036 4,315 248 4,563
2037 - 2041 6,152 55 6,207
Thereafter 4,173 569 4,742
At 31 December 2021 17,417 4,186 21,603

Restatement of ARO due to change in the discount rate [table text block]
Line items impacted in the consolidated
balance sheet (in USD million)
01.01.2020
before
restatement
Impact of ARO
policy change
01.01.2020 after
restatement
31.12.2020
before
restatement
Impact of ARO
policy change
31.12.2020 after
restatement
PPE 69,953 1,798 71,751 65,672 2,836 68,508
Total non-current assets 93,285 1,798 95,083 89,786 2,836 92,623
Total assets 118,063 1,798 119,861 121,972 2,836 124,809
Provisions and other liabilities 17,951 1,798 19,749 19,731 2,837 22,568
Total non-current liabilities 57,346 1,798 59,144 68,260 2,837 71,097
Total liabilities 76,904 1,798 78,702 88,081 2,837 90,917